FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Assets and Liabilities by Currencies (Details) Bs. in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 BOB (Bs.)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 PEN (S/)
Assets and liabilities by currencies [Abstract]
Total assets	S/ 267,362,533,000				S/ 256,088,940,000				S/ 238,840,000,000
Total monetary liabilities	(228,266,424,000)				(221,111,706,000)				S/ (205,733,000,000)
Gains (losses) on net monetary position	10,308,640,000				7,167,024,000
Currency derivatives	(8,988,458,000)				(5,997,596,000)
Net monetary position with effect on consolidated statement of income	1,320,182,000				1,169,428,000
Net monetary position with effect on equity	3,513,355,000				3,046,197,000
Net monetary position	S/ 4,833,537,000				S/ 4,215,625,000
Foreign exchange rate for buying and selling	3.363	799.2	1,031.4	522.5	3.764	962.7	901.3	425.7
Total monetary assets
Assets and liabilities by currencies [Abstract]
Total assets	S/ 92,706,081,000				S/ 94,131,428,000
Total monetary liabilities
Assets and liabilities by currencies [Abstract]
Total monetary liabilities	(82,397,441,000)				(86,964,404,000)
U.S. Dollar
Assets and liabilities by currencies [Abstract]
Gains (losses) on net monetary position	9,983,075,000				6,836,775,000
Currency derivatives	(9,163,066,000)				(6,142,485,000)
Net monetary position with effect on consolidated statement of income	820,009,000				694,290,000
Net monetary position with effect on equity	1,157,602,000				754,769,000
Net monetary position	1,977,611,000				1,449,059,000
U.S. Dollar | Total monetary assets
Assets and liabilities by currencies [Abstract]
Total assets	92,302,409,000				93,696,321,000
U.S. Dollar | Total monetary liabilities
Assets and liabilities by currencies [Abstract]
Total monetary liabilities	(82,319,334,000)				(86,859,546,000)
Other currencies
Assets and liabilities by currencies [Abstract]
Gains (losses) on net monetary position	325,565,000				330,249,000
Currency derivatives	174,608,000				144,889,000
Net monetary position with effect on consolidated statement of income	500,173,000				475,138,000
Net monetary position with effect on equity	2,355,753,000				2,291,428,000
Net monetary position	2,855,926,000				2,766,566,000
Other currencies | Total monetary assets
Assets and liabilities by currencies [Abstract]
Total assets	403,672,000				435,107,000
Other currencies | Total monetary liabilities
Assets and liabilities by currencies [Abstract]
Total monetary liabilities	S/ (78,107,000)				S/ (104,858,000)